CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Assets [Abstract]
Property and equipment, accumulated depreciation	$ 146,883	$ 128,748	$ 63,470
Notes payable current, unamortized discounts	507	1,769	77,157
Notes payable related party current, unamortized discounts		$ 0	$ 4,438
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	51	51	51
Preferred Stock, shares outstanding	51	51	51
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	400,000,000
Common Stock, shares issued	383,974,231	366,254,777	285,398,000
Common Stock, shares outstanding	383,974,231	366,254,777	285,398,000